Securities Act File No. 33-79858
Investment Company Act of 1940 File No. 811-8544

SECURITIES AND EXCHANGE
COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933	/X/

	Post-Effective Amendment No. 28                   /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                          /X/

Amendment No. 29                                       /X/

UAM FUNDS TRUST
(Exact Name of Registrant as specified in Charter)

c/o UAM Fund Services, Inc.
211 Congress St., 4th Floor
Boston, Massachusetts 02110
Registrant's Telephone Number (617) 542-5440
(Address of Principal Executive Offices)

Michael E. DeFao, Esq.
Secretary
UAM Fund Services, Inc.
211 Congress Street
Boston, Massachusetts 02110
(Name and Address of Agent for Service)

COPY TO:
Audrey C. Talley, Esq.
Drinker Biddle & Reath LLP
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA  19107-3469

It is proposed that this filing become effective (check appropriate box):
[	]	Immediately upon filing pursuant to Paragraph (b)
[X]	on April 28, 1999 pursuant to Paragraph (b)
[	]	60 days after filing pursuant to paragraph (a) (1)
[	]	on (date) pursuant to paragraph (a) (1)
[	]	75 days after filing pursuant to Paragraph (a) (2)
[	]	on (date) pursuant to Paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

PARTS A, B AND C
UAM FUNDS TRUST


The prospectuses and statements of additional information of Heitman Real Estate Portfolio and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 28 from Post Effective Amendment No. 27 filed on February 8, 1999.



Pursuant to the requirements of the Securities Act and the Investment Company Act, the regisrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 7th day of April, 1999.

UAM FUNDS TRUST


/s/Michael E. DeFao
Michael E. DeFao
Secretary

Pursuant to the requirements of the Securities Act, this registration statement has
been signed below by the following persons in the capacities indicated on this 7th day of April, 1999.

		*
___________________________
Norton H. Reamer, Chairman and
President

		*
___________________________
John T. Bennett, Jr., Trustee

		*
___________________________
Nancy J. Dunn, Trustee

		*
___________________________
Philip D. English, Trustee

		*
___________________________
William A. Humenuk, Trustee

		*
___________________________
James P. Pappas, Trustee

		*
___________________________
Peter M. Whitman, Jr., Trustee


/s/Gary L. French
Gary L. French, Treasurer


/s/Michael E. DeFao
* Michael E. DeFao
(Attorney-in-Fact)

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